Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of depreciable lives
Property, plant and equipment are stated at cost. Depreciation and amortization are computed using the straight-line method or the units-of-production (UOP) method. Depreciable lives are as follows:

Years
Mobile and office equipment	3 to 12
Production facilities and related assets	3 to 25
Land improvements	10 to 20
Buildings	10 to 45